Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	$ 4,295,279,976	$ 4,062,907,541
Additions	335,716,987	234,487,241
Transfers	(770,478)
Disposals	(57,931,928)	(2,114,806)
Property plant and equipment cost, ending	4,572,294,557	4,295,279,976
Property plant and equipment depreciation, beginning	2,166,991,839	1,888,825,688
Depreciation	160,708,271	146,142,462
Disposals and (impairment reversal) / impairment, net	(101,059,722)	132,023,689
Depreciation
Property plant and equipment depreciation, ending	2,226,640,388	2,166,991,839
Property, plant and equipment	2,345,654,169	2,128,288,137
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	561,391,122	556,548,576
Additions	693,388	4,629,034
Transfers	6,769,787	213,512
Disposals
Property plant and equipment cost, ending	568,854,297	561,391,122
Property plant and equipment depreciation, beginning	98,940,737	72,755,470
Depreciation	13,806,315	19,278,726
Disposals and (impairment reversal) / impairment, net	(368,092)	6,906,541
Depreciation
Property plant and equipment depreciation, ending	112,378,960	98,940,737
Property, plant and equipment	456,475,337	462,450,385
Electric Power Facilities [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	2,552,207,005	2,467,030,281
Additions	162,740,865	83,355,101
Transfers	520,825,185	1,865,631
Disposals	(54,731,851)	(44,008)
Property plant and equipment cost, ending	3,181,041,204	2,552,207,005
Property plant and equipment depreciation, beginning	1,598,641,559	1,446,149,026
Depreciation	115,153,697	91,834,783
Disposals and (impairment reversal) / impairment, net	(94,704,284)	60,657,750
Depreciation	141,723,324
Property plant and equipment depreciation, ending	1,760,814,296	1,598,641,559
Property, plant and equipment	1,420,226,908	953,565,446
Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	609,295,060	609,295,060
Additions
Transfers
Disposals
Property plant and equipment cost, ending	609,295,060	609,295,060
Property plant and equipment depreciation, beginning	193,300,050	131,896,119
Depreciation	28,679,766	30,683,404
Disposals and (impairment reversal) / impairment, net	(3,383,324)	30,720,527
Depreciation
Property plant and equipment depreciation, ending	218,596,492	193,300,050
Property, plant and equipment	390,698,568	415,995,010
Gas Turbines [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	66,987,800	66,987,800
Additions
Transfers
Disposals
Property plant and equipment cost, ending	66,987,800	66,987,800
Property plant and equipment depreciation, beginning	37,981,875	21,446,447
Depreciation
Disposals and (impairment reversal) / impairment, net	(2,037,282)	16,535,428
Depreciation
Property plant and equipment depreciation, ending	35,944,593	37,981,875
Property, plant and equipment	31,043,207	29,005,925
Construction In Progres [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	370,488,271	250,556,428
Additions	161,030,797	123,630,856
Transfers	(506,217,948)	(2,096,475)
Disposals	(2,877,053)	(1,602,538)
Property plant and equipment cost, ending	22,424,067	370,488,271
Property plant and equipment depreciation, beginning	141,723,324	125,301,182
Depreciation
Disposals and (impairment reversal) / impairment, net		16,422,142
Depreciation	(141,723,324)
Property plant and equipment depreciation, ending		141,723,324
Property, plant and equipment	22,424,067	228,764,947
Other [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment cost, beginning	134,910,718	112,489,396
Additions	11,251,937	22,872,250
Transfers	(22,147,502)	17,332
Disposals	(323,024)	(468,260)
Property plant and equipment cost, ending	123,692,129	134,910,718
Property plant and equipment depreciation, beginning	96,404,294	91,277,444
Depreciation	3,068,493	4,345,549
Disposals and (impairment reversal) / impairment, net	(566,740)	781,301
Depreciation
Property plant and equipment depreciation, ending	98,906,047	96,404,294
Property, plant and equipment	$ 24,786,082	$ 38,506,424